Income taxes	12 Months Ended
Aug. 31, 2025
Income taxes
Income taxes

26. Income taxes

The income tax expense on the Company’s loss before tax differs from the theoretical amount that would arise using the federal, provincial and foreign statutory tax rates applicable. The difference is as follows:

	2025	2024	2023
	$	$	$
Income taxes at the applicable tax rate of 26.5% (2024 – 26.5%; 2023 – 26.5%)	(5,737,778)	(2,798,985)	(4,163,775)
Adjustment in respect of current and deferred income tax of previous year	1,336,123	580,331	(54,135)
Permanent differences	2,313,566	1,857	52,296
Change in recognition of deferred income tax assets	2,095,971	2,037,762	3,958,034
Total income tax expense (recovery)	7,882	(179,035)	(207,580)

Deferred income taxes reflect the net tax impact of temporary differences between the value of assets and liabilities for accounting and tax purposes. The main components of the deferred tax expense and deferred tax assets and liabilities were as follows:

	Balance as at				Balance as at
	August 31,	Recognized	Business		August 31,
	2024	in net loss	acquisition	Other	2025
	$	$	$	$	$
Temporary differences
Property and equipment	(29,997)	27,688	(301,465)	—	(303,774)
Intangibles	(171,528)	13,222	(71,669)	—	(229,975)
Net operating losses	9,082,515	2,262,414	8,630,129	(159)	19,974,899
Financing fees	646,971	420,872	—	—	1,067,843
Research and development	791,156	(14,451)	—	—	776,705
Difference in timing of recognition	415,001	32,696	1,184,965	—	1,632,662
Right-of-use asset	(32,955)	49,477	(1,810,747)	—	(1,794,225)
Lease liability	33,564	(68,106)	1,828,306	—	1,793,764
Net capital losses	37,372	(683)	—	—	36,689
Unrecognized deferred tax assets	(10,712,142)	(2,717,153)	(9,531,188)	—	(22,960,483)
Deferred tax asset (liability)	59,957	5,976	(71,669)	(159)	(5,895)

The net operating losses carried forward and deductible temporary differences for which deferred tax assets have not been recognized amounted to $68,528,000 as at August 31, 2025 (2024 - $37,557,000). Of these amounts, $65,420,000 (2024 - $34,391,000) relates to net operating losses carried forward, that will expire between 2040 and 2045 and $3,108,000 (2024 - $3,166,000) relates to research and development expenditures, which can be carried forward indefinitely.

As of August 31, 2025, the Company has available Canadian federal non-refundable investment tax credits of $494,000 (2024 - $503,000) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits will expire between 2041 and 2043. The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.